NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2024
NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
Schedule of the computation of the basic and diluted net income per share

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income	1,194,871	2,080,197	1,582,299
Denominator:
Weighted average number of ordinary shares outstanding, basic	174,695,959	176,749,706	173,256,348
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method	695,373	1,938,613	1,455,221
Weighted average number of ordinary shares outstanding, diluted	175,391,332	178,688,319	174,711,569

Basic net income per share	6.8397	11.7692	9.1327
Diluted net income per share	6.8126	11.6415	9.0566